Taxes	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Taxes

7. Taxes

a) Income tax reconciliation

In December 2021, the Organization for Economic Co-operation and Development (“OECD”) released the Pillar Two model rules to reform international corporate taxation. Multinational economic groups within the scope of these rules are required to calculate their effective tax rate in each country where they operate, the “GloBE effective tax rate”.

When the effective GloBE rate of any entity in the economic group, aggregated by jurisdiction where the group operates, is lower than the minimum rate defined at 15%, the multinational group must pay a supplementary amount of tax on profit, referring to the difference between its rate effective GloBE and the minimum tax rate.

From 2024, the Company is subject to OECD Pillar Two model rules in the Netherlands, Switzerland, United Kingdom, Japan and Luxembourg. However, there was no material impact on Company’s income tax computation due to this matter and it does not expect any further impact on its future financial statements.

Income tax expense is recognized based on the estimate of the weighted average effective tax rate expected for the full year, adjusted for the tax effect of certain items that are recognized in full on the interim tax calculation. Therefore, the effective tax rate in the interim financial statements may differ from management’s estimate of the effective tax rate for the year. The reconciliation of the taxes calculated according to the nominal tax rates and the amount of taxes recorded is shown below:

		Three-month period ended June 30,		Six-month period ended June 30,
	Notes	2024	2023	2024	2023
Income before income taxes		2,735	2,720	4,870	5,016
Income taxes at statutory rate (34%)		(930)	(925)	(1,656)	(1,705)
Adjustments that affect the taxes basis:
Tax incentives		298	497	767	902
Equity results		4	33	(3)	3
Reduction of tax loss carryforward		369	(172)	213	(243)
Reversal of deferred income tax related to Renova Foundation	24	-	(1,078)	-	(1,078)
Reclassification of cumulative adjustments to the income statement		(4)	-	(22)	-
Gain on divestment in PTVI	15(a)	358	-	358	-
Other		(61)	(147)	(71)	(89)
Income taxes		34	(1,792)	(414)	(2,210)
Current tax		(639)	(404)	(1,373)	(622)
Deferred tax		673	(1,388)	959	(1,588)
Income taxes		34	(1,792)	(414)	(2,210)

b) Deferred income tax assets and liabilities

	Assets	Liabilities	Deferred taxes, net
Balance as of December 31, 2023	9,565	870	8,695
Effect in income statement	875	(96)	971
Incorporation	(2)	(2)	-
Other comprehensive income	602	15	587
Transfer between assets and liabilities	50	50	-
Translation adjustment	(1,159)	(31)	(1,128)
Balance as of June 30, 2024	9,931	806	9,125

Balance as of December 31, 2022	10,770	1,413	9,357
Effect in income statement	(1,620)	(32)	(1,588)
Other comprehensive income	(30)	(2)	(28)
Translation adjustment	784	32	752
Balance as of June 30, 2023	9,904	1,411	8,493

c)	Income taxes - Settlement program (“REFIS”)

	June 30, 2024	December 31, 2023
Current liabilities	383	428
Non-current liabilities	1,284	1,723
REFIS liabilities	1,667	2,151

SELIC rate	10.50%	11.75%

The balance mainly relates to the settlement program of claims regarding the collection of income tax and social contribution on equity gains of foreign subsidiaries and associates from 2003 to 2012. This amount bears SELIC interest rate (Special System for Settlement and Custody) and will be paid in monthly installments until October 2028 and the impact of the SELIC over the liability is recorded under the Company’s financial results (note 6).

d) Uncertain tax positions (“UTP”)

The amount under discussion with the tax authorities is US$4,982 as of June 30, 2024 (December 31, 2023: US$5,408) which includes the reduction of tax losses in the amount of US$658 as of June 30, 2024 (December 31, 2023: US$754), if the tax authority does not accept the tax treatment adopted by the Company in relation to these matters.

	June 30, 2024			December 31, 2023
	Assessed (i)	Potential (ii)	Total	Assessed (i)	Potential (ii)	Total
UTPs not recorded on statement of financial position (iii)
Transfer pricing over the exportation of ores to a foreign subsidiary	1,967	2,610	4,577	2,144	3,010	5,154
Expenses of interest on capital	1,361	-	1,361	1,511	-	1,511
Proceeding related to income tax paid abroad	461	-	461	512	-	512
Goodwill amortization	696	117	813	606	190	796
Payments to Renova Foundation	150	467	617	167	536	703
Other	347	-	347	468	-	468
	4,982	3,194	8,176	5,408	3,736	9,144

UTPs recorded on statement of financial position
Deduction of CSLL in Brazil	165	-	165	183	-	183
	165	-	165	183	-	183

(i) Includes the tax effects arising from the reduction of the tax losses and negative basis of the CSLL without fines and interest.

(ii) Includes the principal, without fines and interest.

(iii) Based on the assessment of its internal and external legal advisors, the Company believes that the tax treatment adopted for these matters will be accepted in decisions of the higher courts on last instance.

e) Recoverable and taxes payables

	Consolidated
	Current assets		Non-current assets		Current liabilities
	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023
Value-added tax ("ICMS")	212	232	2	5	36	25
Brazilian federal contributions ("PIS" and "COFINS")	244	355	981	1,010	4	615
Income taxes	195	302	346	358	1,031	429
Financial compensation for the exploration of mineral resources ("CFEM")	-	-	-	-	71	93
Other	8	11	-	1	100	152
Total	659	900	1,329	1,374	1,242	1,314